EARNINGS/(LOSS) PER SHARE - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	May 31, 2018	Oct. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Treasury stock, shares, acquired (in shares)			2,347,752	1,095,095
Repurchase of bonds			$ 11,144	$ 133,117	$ 205,848
Senior Unsecured Convertible Bonds Due 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (as a percent)		4.875%					4.875%
Amount of debt repurchased	$ 84,900
Repurchase of bonds		$ 53,000				$ 2,000
Senior unsecured convertible bonds due 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (as a percent)								5.75%